Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”), and the average compensation of our
Non-PEO
named executive officers
(“Non-PEO
NEOs”) and Company performance for the fiscal years listed b
e
low. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for First PEO 1 ($)	Summary Compensation Table Total for Second PEO 1 ($)	Summary Compensation Table Total for Third PEO 1 ($)	Compensation Actually Paid to First PEO 1,2,3 ($)	Compensation Actually Paid to Second PEO 1,2,3 ($)	Compensation Actually Paid to Third PEO 1,2,3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment based on: 4		Net Income ($ Millions)	Pretax Income ($ Millions) 5
									TSR ($)	Peer Group TSR ($)

(a)	(b)	(b)	(b)	(c)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2023	43,807,563	29,140,667	34,284,913	(714,918)	62,138,860	72,458,683	4,496,245	6,701,147	175.95	160.51	3,961	5,202

2022	30,447,048	30,032,983	—	33,989,081	34,618,820	—	12,287,576	12,862,760	119.19	110.92	4,649	6,015

2021	34,045,217	34,045,217	—	57,303,560	53,539,484	—	13,029,166	21,327,286	139.95	136.32	4,457	5,819

1.
Rick Beckwitt (“First PEO”) was our
Co-PEO
from November 2020 until his retirement in September 2023. For more information on his Retirement and Separation Agreement, see “Compensation Discussion and Analysis—Executive Transitions—Departure of Rick Beckwitt” in this proxy statement. Jonathan M. Jaffe (“Second PEO”) was our
Co-PEO
for each year presented. Stuart Miller (“Third PEO”) was our
Co-PEO
from September 2023 to present. The individuals comprising the
Non-PEO
NEOs for each year presented are listed below.

2021	2022	2023
Stuart Miller	Stuart Miller	Diane Bessette
Diane Bessette	Diane Bessette	Jeff McCall
Jeff McCall	Jeff McCall	Mark Sustana
Mark Sustana	Mark Sustana	David Collins

2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

First PEO Summary Compensation Table Total to Compensation Actually Paid Reconciliation

		2023	2022	2021

Summary Compensation Table Total ( $ )	(A)	$43,807,563	$30,447,048	$34,045,217

Exclusion of Stock Awards ($)		($22,999,640)	($23,199,948)	($16,607,806)

Total Deductions from Summary Compensation Table ($)	(B)	($22,999,640)	($23,199,948)	($16,607,806)

Increase for Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)		—	$27,274,472	$17,788,082

Increase/(Deduction) for Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)		—	($5,085,195)	$17,089,269

Increase for Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)		$8,036,968	$8,539,790	$2,220,371

Increase/(Deduction) for Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)		$4,297,825	($3,987,086)	$2,768,427

(Deduction) of Fair Value from Last Day of Prior Year of Equity Awards that Failed to Meet Applicable Vesting Conditions During Year ($)		($33,857,634)	—	—

Total Adjustments ($)	(C)	( $21,522,841)	$26,741,981	$39,866,149

Compensation Actually Paid to ( $ )	(A) + (B) + (C)	( $714,918)	$33,989,081	$57,303,560

Second PEO Summary Compensation Table Total to Compensation Actually Paid Reconciliation

		2023	2022	2021

Summary Compensation Table Total ( $ )	(A)	$29,140,667	$30,032,983	$34,045,217

Exclusion of Stock Awards ($)		($22,999,640)	($23,199,948)	($16,607,806)

Total Deductions from Summary Compensation Table ($)	(B)	($22,999,640)	($23,199,948)	($16,607,806)

Increase for Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)		$33,330,225	$27,274,472	$17,048,646

Increase/(Deduction) for Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)		$17,700,849	($4,623,582)	$14,731,964

Increase for Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)		$2,739,000	$8,539,790	$2,810,194

Increase/(Deduction) for Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)		$2,227,759	($3,404,895)	$1,511,269

Total Adjustments ($)	(C)	$55,997,833	$27,785,785	$36,102,073

Compensation Actually Paid to ( $ )	(A) + (B) + (C)	$62,138,860	$34,618,820	$53,539,484
Third PEO Summary Compensation Table Total to Compensation Actually Paid Reconciliation

		2023

Summary Compensation Table Total ( $ )	(A)	$34,284,913

Exclusion of Stock Awards ($)		($26,270,845)

Total Deductions from Summary Compensation Table ($)	(B)	($26,270,845)

Increase for Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)		$38,071,108

Increase/(Deduction) for Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)		$20,349,810

Increase for Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)		$3,128,378

Increase/(Deduction) for Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)		$2,895,319

Total Adjustments ($)	(C)	$64,444,615

Compensation Actually Paid to ( $ )	(A) + (B) + (C)	$72,458,683

Non-PEO
NEOs Average Summary Compensation Table Total to Average Compensation Actually Paid Reconciliation

		2023	2022	2021

Summary Compensation Table Total ( $ )	(A)	$4,496,245	$12,287,576	$13,029,166

Exclusion of Stock Awards ($)		($1,867,808)	($7,962,975)	($5,965,512)

Total Deductions from Summary Compensation Table ($)	(B)	($1,867,808)	($7,962,975)	($5,965,512)

Increase for Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)		$2,317,489	$9,117,093	$6,895,238

Increase/(Deduction) for Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)		$1,108,081	($1,886,338)	$5,600,505

Increase for Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)		$312,398	$2,664,745	$871,990

Increase/(Deduction) for Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)		$334,742	($1,357,341)	$895,899

Total Adjustments ($)	(C)	$4,072,710	$8,538,159	$14,263,632

Compensation Actually Paid to ( $ )	(A) + (B) + (C)	$6,701,147	$12,862,760	$21,327,286
For the values of equity awards at fiscal
year-end
that are reflected in the Total Adjustments above in the footnote 3 tables, the valuations of certain performance stock unit awards which vest based on relative TSR and were granted prior to our 2023 fiscal year use a Monte Carlo simulation methodology which differs from the approach used to value the awards as of the grant date. A Monte Carlo simulation was used because it provides a better estimate of fair value compared to closing stock price, the methodology used for the grant date valuations.

4.
The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Home Construction Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended November 30, 2023. The comparison assumes $100 was invested for the period starting November 30, 2020, through the end of the listed year in the Company and in the Dow Jones U.S. Home Construction Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5.
We determined Pretax Income (as defined in “Compensation Discussion and Analysis—2023 Compensation Decisions—Annual Cash Incentive Compensation” of this proxy statement) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and
Non-PEO
NEOs in 2023. This performance measure may not have been the most important financial performance measure for years 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Pretax Income
Named Executive Officers, Footnote
1.
Rick Beckwitt (“First PEO”) was our
Co-PEO
from November 2020 until his retirement in September 2023. For more information on his Retirement and Separation Agreement, see “Compensation Discussion and Analysis—Executive Transitions—Departure of Rick Beckwitt” in this proxy statement. Jonathan M. Jaffe (“Second PEO”) was our
Co-PEO
for each year presented. Stuart Miller (“Third PEO”) was our
Co-PEO
from September 2023 to present. The individuals comprising the
Non-PEO
NEOs for each year presented are listed below.

2021	2022	2023
Stuart Miller	Stuart Miller	Diane Bessette
Diane Bessette	Diane Bessette	Jeff McCall
Jeff McCall	Jeff McCall	Mark Sustana
Mark Sustana	Mark Sustana	David Collins

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Home Construction Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended November 30, 2023. The comparison assumes $100 was invested for the period starting November 30, 2020, through the end of the listed year in the Company and in the Dow Jones U.S. Home Construction Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

First PEO Summary Compensation Table Total to Compensation Actually Paid Reconciliation

		2023	2022	2021

Summary Compensation Table Total ( $ )	(A)	$43,807,563	$30,447,048	$34,045,217

Exclusion of Stock Awards ($)		($22,999,640)	($23,199,948)	($16,607,806)

Total Deductions from Summary Compensation Table ($)	(B)	($22,999,640)	($23,199,948)	($16,607,806)

Increase for Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)		—	$27,274,472	$17,788,082

Increase/(Deduction) for Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)		—	($5,085,195)	$17,089,269

Increase for Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)		$8,036,968	$8,539,790	$2,220,371

Increase/(Deduction) for Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)		$4,297,825	($3,987,086)	$2,768,427

(Deduction) of Fair Value from Last Day of Prior Year of Equity Awards that Failed to Meet Applicable Vesting Conditions During Year ($)		($33,857,634)	—	—

Total Adjustments ($)	(C)	( $21,522,841)	$26,741,981	$39,866,149

Compensation Actually Paid to ( $ )	(A) + (B) + (C)	( $714,918)	$33,989,081	$57,303,560

Second PEO Summary Compensation Table Total to Compensation Actually Paid Reconciliation

		2023	2022	2021

Summary Compensation Table Total ( $ )	(A)	$29,140,667	$30,032,983	$34,045,217

Exclusion of Stock Awards ($)		($22,999,640)	($23,199,948)	($16,607,806)

Total Deductions from Summary Compensation Table ($)	(B)	($22,999,640)	($23,199,948)	($16,607,806)

Increase for Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)		$33,330,225	$27,274,472	$17,048,646

Increase/(Deduction) for Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)		$17,700,849	($4,623,582)	$14,731,964

Increase for Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)		$2,739,000	$8,539,790	$2,810,194

Increase/(Deduction) for Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)		$2,227,759	($3,404,895)	$1,511,269

Total Adjustments ($)	(C)	$55,997,833	$27,785,785	$36,102,073

Compensation Actually Paid to ( $ )	(A) + (B) + (C)	$62,138,860	$34,618,820	$53,539,484
Third PEO Summary Compensation Table Total to Compensation Actually Paid Reconciliation

		2023

Summary Compensation Table Total ( $ )	(A)	$34,284,913

Exclusion of Stock Awards ($)		($26,270,845)

Total Deductions from Summary Compensation Table ($)	(B)	($26,270,845)

Increase for Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)		$38,071,108

Increase/(Deduction) for Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)		$20,349,810

Increase for Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)		$3,128,378

Increase/(Deduction) for Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)		$2,895,319

Total Adjustments ($)	(C)	$64,444,615

Compensation Actually Paid to ( $ )	(A) + (B) + (C)	$72,458,683

Non-PEO NEO Average Total Compensation Amount	$ 4,496,245	$ 12,287,576	$ 13,029,166
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,701,147	12,862,760	21,327,286
Adjustment to Non-PEO NEO Compensation Footnote
Non-PEO
NEOs Average Summary Compensation Table Total to Average Compensation Actually Paid Reconciliation

		2023	2022	2021

Summary Compensation Table Total ( $ )	(A)	$4,496,245	$12,287,576	$13,029,166

Exclusion of Stock Awards ($)		($1,867,808)	($7,962,975)	($5,965,512)

Total Deductions from Summary Compensation Table ($)	(B)	($1,867,808)	($7,962,975)	($5,965,512)

Increase for Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)		$2,317,489	$9,117,093	$6,895,238

Increase/(Deduction) for Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)		$1,108,081	($1,886,338)	$5,600,505

Increase for Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)		$312,398	$2,664,745	$871,990

Increase/(Deduction) for Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)		$334,742	($1,357,341)	$895,899

Total Adjustments ($)	(C)	$4,072,710	$8,538,159	$14,263,632

Compensation Actually Paid to ( $ )	(A) + (B) + (C)	$6,701,147	$12,862,760	$21,327,286
For the values of equity awards at fiscal
year-end
that are reflected in the Total Adjustments above in the footnote 3 tables, the valuations of certain performance stock unit awards which vest based on relative TSR and were granted prior to our 2023 fiscal year use a Monte Carlo simulation methodology which differs from the approach used to value the awards as of the grant date. A Monte Carlo simulation was used because it provides a better estimate of fair value compared to closing stock price, the methodology used for the grant date valuations.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEOs and
Non-PEO
NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Relationship Between PEOs and
Non-PEO
NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our
PEOs
, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEOs and
Non-PEO
NEO Compensation Actually Paid and Pretax Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Pretax Income during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the three most recently completed
fiscal years to that of the Dow Jones U.S. Home Construction Index over the same period.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the
Company
considers to have been the most important in linking Compensation Actually Paid to our PEOs and other NEOs for 2023 to Company performance. The measures in this table are not ranked.

Pretax Income
Relative Gross Profit Percentage
Relative Return on Tangible Capital
Relative Total Shareholder Return
Debt to EBITDA Ratio

Total Shareholder Return Amount	$ 175.95	119.19	139.95
Peer Group Total Shareholder Return Amount	160.51	110.92	136.32
Net Income (Loss)	$ 3,961,000,000	$ 4,649,000,000	$ 4,457,000,000
Company Selected Measure Amount	5,202,000,000	6,015,000,000	5,819,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Pretax Income
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Gross Profit Percentage
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Return on Tangible Capital
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 5
Pay vs Performance Disclosure
Name	Debt to EBITDA Ratio
Rick Beckwitt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 43,807,563	$ 30,447,048	$ 34,045,217
PEO Actually Paid Compensation Amount	$ (714,918)	33,989,081	57,303,560
PEO Name	Rick Beckwitt
Jonathan M. Jaffe [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 29,140,667	30,032,983	34,045,217
PEO Actually Paid Compensation Amount	$ 62,138,860	34,618,820	53,539,484
PEO Name	Jonathan M. Jaffe
Stuart Miller [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 34,284,913	0	0
PEO Actually Paid Compensation Amount	$ 72,458,683	0	0
PEO Name	Stuart Miller
PEO | Rick Beckwitt [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (22,999,640)	(23,199,948)	(16,607,806)
PEO | Rick Beckwitt [Member] | Total Deductions from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,999,640)	(23,199,948)	(16,607,806)
PEO | Rick Beckwitt [Member] | Increase for Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	27,274,472	17,788,082
PEO | Rick Beckwitt [Member] | Increase (Deduction) for Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(5,085,195)	17,089,269
PEO | Rick Beckwitt [Member] | Increase for Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,036,968	8,539,790	2,220,371
PEO | Rick Beckwitt [Member] | Increase (Deduction) for Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,297,825	(3,987,086)	2,768,427
PEO | Rick Beckwitt [Member] | (Deduction) of Fair Value from Last Day of Prior Year of Equity Awards that Failed to Meet Applicable Vesting Conditions During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(33,857,634)	0	0
PEO | Rick Beckwitt [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,522,841)	26,741,981	39,866,149
PEO | Jonathan M. Jaffe [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,999,640)	(23,199,948)	(16,607,806)
PEO | Jonathan M. Jaffe [Member] | Total Deductions from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,999,640)	(23,199,948)	(16,607,806)
PEO | Jonathan M. Jaffe [Member] | Increase for Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,330,225	27,274,472	17,048,646
PEO | Jonathan M. Jaffe [Member] | Increase (Deduction) for Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,700,849	(4,623,582)	14,731,964
PEO | Jonathan M. Jaffe [Member] | Increase for Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,739,000	8,539,790	2,810,194
PEO | Jonathan M. Jaffe [Member] | Increase (Deduction) for Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,227,759	(3,404,895)	1,511,269
PEO | Jonathan M. Jaffe [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	55,997,833	27,785,785	36,102,073
PEO | Stuart Miller [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,270,845)
PEO | Stuart Miller [Member] | Total Deductions from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,270,845)
PEO | Stuart Miller [Member] | Increase for Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,071,108
PEO | Stuart Miller [Member] | Increase (Deduction) for Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,349,810
PEO | Stuart Miller [Member] | Increase for Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,128,378
PEO | Stuart Miller [Member] | Increase (Deduction) for Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,895,319
PEO | Stuart Miller [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	64,444,615
Non-PEO NEO | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,867,808)	(7,962,975)	(5,965,512)
Non-PEO NEO | Total Deductions from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,867,808)	(7,962,975)	(5,965,512)
Non-PEO NEO | Increase for Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,317,489	9,117,093	6,895,238
Non-PEO NEO | Increase (Deduction) for Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,108,081	(1,886,338)	5,600,505
Non-PEO NEO | Increase for Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	312,398	2,664,745	871,990
Non-PEO NEO | Increase (Deduction) for Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	334,742	(1,357,341)	895,899
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,072,710	$ 8,538,159	$ 14,263,632